Employee Benefits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Employee Benefits
21.	Employee Benefits

(a)	Defined contribution plans
The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Expense related to post-employment benefit plans under defined contribution plans	￦	46,846	50,694	54,527

(b)	Defined benefit plans

1)	The amounts recognized in relation to net defined benefit liabilities in the statements of financial position as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Present value of funded obligations	￦	2,439,938	2,401,261
Fair value of plan assets(*1)		(2,397,717)	(2,620,046)
Present value of non-funded obligations		13,415	13,770

Net defined benefit liabilities	￦	55,636	(205,015)

(*1)
As of December 31, 202
0
 and 202
1
, the Company recognized net defined benefit assets amounting to
￦
86,149

million and
￦
255,858

million, respectively, since there are consolidated entities whose fair value of plan assets exceeded the present value of defined benefit obligations.

(in millions of Won)	2020		2021
Defined benefit obligations at the beginning of year	￦	2,431,880	2,453,353
Current service costs		245,047	243,029
Interest costs		47,485	52,118
Remeasurements :		(52,732)	(78,888)
- Loss (gain) from change in financial assumptions		(76,744)	(159,154)
- Loss (gain) from change in demographic assumptions		27,399	1,512
- Loss (gain) from change in others		(3,387)	78,754
Benefits paid		(225,293)	(253,208)
Others		6,966	(1,373)

Defined benefit obligations at the end of year	￦	2,453,353	2,415,031

3)	Changes in fair value of plan assets for the years ended December 31, 2020 and 2021 were as follows:

(in millions of Won)	2020		2021
Fair value of plan assets at the beginning of year	￦	2,255,149	2,397,717
Interest on plan assets		44,208	51,580
Remeasurement of plan assets		(600)	(9,529)
Contributions to plan assets		307,367	417,486
Benefits paid		(213,246)	(230,938)
Others		4,839	(6,270)

Fair value of plan assets at the end of year	￦	2,397,717	2,620,046

The Company expects to make an estimated contribution of
￦
267,486 million to the defined benefit plan assets in 2022.

4)	The fair value of plan assets as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Equity instruments	￦	17,886	23,980
Debt instruments		696,583	811,498
Deposits		1,614,796	1,724,245
Others		68,452	60,323

	￦	2,397,717	2,620,046

5)	The amounts recognized in consolidated statement of comprehensive income for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Current service costs	￦	236,735	245,047	243,029
Net interest costs(*1)		3,690	3,277	538

	￦	240,425	248,324	243,567

(*1)	The actual return on plan assets amounted to ￦ 39,518 million, ￦ 43,608 million and ￦ 42,051 for the years ended December 31, 2019, 2020 and 2021, respectively.
The expenses by function were as follows:

(in millions of Won)	2019		2020	2021
Cost of sales	￦	169,206	177,223	166,734
Selling and administrative expenses		70,060	69,256	76,265
Others		1,159	1,845	568

	￦	240,425	248,324	243,567

6)	Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in millions of Won)	2019		2020	2021
Beginning	￦	(472,644)	(589,796)	(553,221)
Current actuarial gains (losses)		(117,152)	36,575	51,155

Ending	￦	(589,796)	(553,221)	(502,066)

7)	The principal actuarial assumptions as of December 31, 2020 and 2021 are as follows:

(%)	2020	2021
Discount rate	0.53 ~ 13.00	1.25 ~ 7.84
Expected future increase in salaries(*1)	1.92 ~ 11.00	1.50 ~ 11.50

(*1)	The expected future increase in salaries is based on the average salary increase rate for the past 5 years.
All assumptions are reviewed at the end of the reporting period. Additionally, the total estimated defined benefit obligation includes actuarial assumptions associated with the long-term characteristics of the defined benefit plan.
8)
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding the other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

(in millions of Won)	1% Increase			1% Decrease
	Amount		Percentage(%)	Amount	Percentage(%)
Discount rate	￦	(167,127)	(6.9)	192,542	8.0
Expected future increase in salaries		192,838	8.0	(170,207)	(7.0)

9)	As of December 31, 2020, the maturity of the expected benefit payments are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
Benefits to be paid	￦	280,973	847,689	610,187	1,105,470	457,677	3,301,996
The maturity analysis of the defined benefit obligation was nominal amounts of defined benefit obligations using expected remaining period of service of employees.